Segment information (Tables)	12 Months Ended
Dec. 31, 2022
Operating Segments [Abstract]
Summary of Information by Segment on Current Cost of Supplies Basis
The carrying value of goodwill, other intangible assets, property plant and equipment, and joint ventures and associates by segment as at December 31, 2022, was as follows:

Carrying value

					$ billion
	Goodwill	Other intangible assets	Property, plant and equipment	Joint ventures and associates	Total
Integrated Gas	4.9	3.9	60.8	5.6	75.2
Upstream	5.3	0.2	74.5	7.7	87.7
Chemicals and Products	0.3	2.1	38.1	4.2	44.7
Marketing	3.3	1.8	19.1	4.4	28.6
Renewables and Energy solutions	2.2	1.6	3.2	1.9	8.9
Corporate	—	0.1	2.9	0.1	3.1
Total	16.0	9.7	198.6	23.9	248.2
Information by segment on a current cost of supplies basis is as follows:

2022

								$ million
	Integrated Gas		Upstream	Marketing	Chemicals and Products	Renewables and Energy Solutions	Corporate	Total
Revenue:
Third-party	54,751		8,352	120,638	144,342	53,190	41	381,314	[A]
Inter-segment	18,412		52,285	606	2,684	6,791	—	80,778
Share of profit/(loss) of joint ventures and associates (CCS basis)	1,219		2,111	237	374	(7)	(4)	3,930
Interest and other income, of which:	(714)		726	(104)	244	57	706	915
Interest income	43		22	—	24	(2)	959	1,046
Net gains on sale and revaluation of non-current assets and businesses	101		437	(186)	282	8	—	642
Other	(858)	[B]	267	82	(62)	51	(253)	(773)
Third-party and inter-segment purchases (CCS basis)	37,785		10,666	108,012	127,521	57,024	(28)	340,980
Production and manufacturing expenses	4,907		9,676	810	7,583	2,520	22	25,518
Selling, distribution and administrative expenses	218		233	7,351	3,592	972	517	12,883
Research and development expenses	112		456	222	187	98	—	1,075
Exploration expenses	240		1,472	—	—	—	—	1,712
Depreciation, depletion and amortisation charge, of which:	2,211		10,334	1,900	3,289	777	18	18,529
Impairment losses	115		950	480	356	412	—	2,313	[C]
Impairment reversals	(3,449)		(2,504)	(151)	(73)	—	—	(6,177)	[D]
Interest expense	84		345	46	22	2	2,682	3,181
Taxation charge/(credit) (CCS basis)	5,899		14,070	903	935	(303)	(7)	21,497
CCS earnings	22,212		16,222	2,133	4,515	(1,059)	(2,461)	41,562
[A]Includes $11,708 million of revenue from sources other than from contracts with customers, which mainly comprises the impact of fair value accounting of commodity derivatives. This amount includes both the reversal of prior losses of $9,815 million related to sales contracts and prior gains of $7,201 million related to purchase contracts that were previously recognised and where physical settlement has taken place during 2022.
[B]Includes the full write-down of the Nord Stream 2 loan amounting to $1,126 million. (See Note 6).
[C]Impairment losses comprise Property, plant and equipment ($1,799 million, see Note 12), Goodwill ($361 million) and Other intangible assets ($153 million).
[D]Impairment reversals fully comprise Property, plant and equipment. (See Note 12).
8. Segment information continued

2021

							$ million
	Integrated Gas [A]	Upstream [A]	Marketing [A]	Chemicals and Products [A]	Renewables and Energy Solutions [A]	Corporate	Total
Revenue:
Third-party	29,922	9,182	83,494	116,448	22,415	43	261,504	[B]
Inter-segment	8,072	35,789	254	1,890	4,675	—	50,680
Share of profit/(loss) of joint ventures and associates (CCS basis)	1,933	632	385	989	(27)	1	3,913
Interest and other income, of which:	1,596	4,592	278	37	200	353	7,056
Interest income	—	37	3	36	4	431	511
Net gains on sale and revaluation of non-current assets and businesses	1,610	4,130	285	(24)	(6)	—	5,995
Other	(14)	425	(10)	25	202	(78)	550
Third-party and inter-segment purchases (CCS basis)	20,188	9,094	70,745	103,294	26,048	(5)	229,364
Production and manufacturing expenses	4,194	9,797	950	6,815	2,098	(32)	23,822
Selling, distribution and administrative expenses	231	186	6,384	3,375	596	556	11,328
Research and development expenses	101	339	167	157	51	—	815
Exploration expenses	122	1,301	—	—	—	—	1,423
Depreciation, depletion and amortisation charge, of which:	5,908	13,485	1,700	5,485	326	17	26,921
Impairment losses	723	920	129	2,248	45	—	4,065	[C]
Impairment reversals	(204)	(9)	(1)	—	—	—	(214)	[D]
Interest expense	71	333	27	44	—	3,132	3,607
Taxation charge/(credit) (CCS basis)	2,648	6,057	903	(210)	(342)	(665)	8,391
CCS earnings	8,060	9,603	3,535	404	(1,514)	(2,606)	17,482
[A]Revised to conform with reporting segment changes applicable from 2022.
[B]Includes $126 million of revenue from sources other than from contracts with customers, which mainly comprises the impact of fair value accounting of commodity derivatives. This amount includes both the reversal of prior losses of $4,824 million related to sales contracts and prior gains of $4,892 million related to purchase contracts that were previously recognised and where physical settlement had taken place during 2021.
[C]Impairment losses mainly comprise Property, plant and equipment ($3,894 million, see Note 12) and Goodwill ($167 million).
[D]Impairment reversals fully comprise Property, plant and equipment. (See Note 12).
8. Segment information continued

2020

							$ million
	Integrated Gas [A]	Upstream [A]	Marketing [A]	Chemicals and Products [A]	Renewables and Energy Solutions [A]	Corporate	Total
Revenue:
Third-party	20,865	6,743	55,845	84,657	12,382	51	180,543	[B]
Inter-segment	4,357	21,020	152	1,056	1,597	—	28,182
Share of profit/(loss) of joint ventures and associates (CCS basis)	612	(7)	491	1,064	(50)	(268)	1,842
Interest and other income, of which:	212	541	143	(236)	(197)	406	869
Interest income	—	56	4	25	5	589	679
Net gains on sale and revaluation of non-current assets and businesses	212	54	117	(129)	8	24	286
Other	—	431	22	(132)	(210)	(207)	(96)
Third-party and inter-segment purchases (CCS basis)	10,961	4,471	43,856	71,490	12,129	9	142,916
Production and manufacturing expenses	4,957	10,195	779	6,952	1,091	27	24,001
Selling, distribution and administrative expenses	60	(31)	5,380	3,391	606	475	9,881
Research and development expenses	84	486	147	171	19	—	907
Exploration expenses	616	1,131	—	—	—	—	1,747
Depreciation, depletion and amortisation charge, of which:	19,314	21,079	1,499	10,096	424	32	52,444
Impairment losses	13,464	7,274	44	6,492	180	9	27,463	[C]
Interest expense	78	369	43	16	3	3,580	4,089
Taxation (credit)/charge (CCS basis)	(2,794)	(103)	846	(1,754)	(61)	(982)	(4,848)
CCS earnings	(7,230)	(9,300)	4,081	(3,821)	(479)	(2,952)	(19,701)
[A]Revised to conform with reporting segment changes applicable from 2022.
[B]Includes $10,008 million of revenue from sources other than from contracts with customers, which mainly comprises the impact of fair value accounting of commodity derivatives. This amount includes both the reversal of prior gains of $1,136 million related to sales contracts and prior losses of $539 million related to purchase contracts that were previously recognised and where physical settlement had taken place during 2020.
[C]Impairment losses comprise Property, plant and equipment ($26,676 million, see Note 12), Goodwill ($276 million) and Other intangible assets ($511 million).

Summary of Reconciliation of CCS Earnings to Income

	$ million
	2022	2021	2020
Income/(loss) attributable to Shell plc shareholders	42,309	20,101	(21,680)
Income attributable to non-controlling interest	565	529	146
Income/(loss) for the period	42,874	20,630	(21,534)
Current cost of supplies adjustment:
Purchases	(1,714)	(3,772)	2,359
Taxation	444	808	(585)
Share of profit of joint ventures and associates	(42)	(184)	59
Current cost of supplies adjustment	(1,312)	(3,148)	1,833
Of which:
Attributable to Shell plc shareholders	(1,196)	(3,029)	1,759
Attributable to non-controlling interest	(116)	(119)	74
CCS earnings	41,562	17,482	(19,701)
Of which:
CCS earnings attributable to Shell plc shareholders	41,113	17,072	(19,921)
CCS earnings attributable to non-controlling interest	449	410	220

Summary of Information by Geographical Area
Information by geographical area is as follows:

2022

						$ million
	Europe		Asia, Oceania, Africa	USA	Other Americas	Total
Third-party revenue, by origin	135,975	[A]	126,643	87,085	31,611	381,314
Goodwill, other intangible assets, property, plant and equipment, joint ventures and associates at December 31	40,161	[B]	97,019	59,233	51,794	248,207
[A]Includes $50,236 million that originated from the UK.
[B]Includes $20,772 million located in the UK.

2021

						$ million
	Europe		Asia, Oceania, Africa	USA	Other Americas	Total
Third-party revenue, by origin	78,549	[A]	87,070	73,647	22,238	261,504
Goodwill, other intangible assets, property, plant and equipment, joint ventures and associates at December 31	38,881	[B]	97,278	58,286	48,595	243,040
[A]Includes $21,846 million that originated from the UK.
[B]Includes $21,974 million located in the UK.

2020

						$ million
	Europe		Asia, Oceania, Africa	USA	Other Americas	Total
Third-party revenue, by origin	50,138	[A]	65,139	50,856	14,410	180,543
Goodwill, other intangible assets, property, plant and equipment, joint ventures and associates at December 31	38,785	[B]	103,191	62,976	49,909	254,861
[A]Includes $12,958 million that originated from the UK.
[B]Includes $23,302 million located in the UK.